Taxation	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxation
11.
Taxation

a) Value added tax (“VAT”)

For sales of pre-owned consumer electronic products, the Group is subject to the VAT levy rate of 3% under the simplified method and is exempted by 1% in compliance with relevant PRC VAT regulations of CaiShui [2009] No. 9 and CaiShui [2014] No. 57. The Group is subject to statutory VAT rate of 13% for sales of other products in the PRC. The Group is subject to VAT at the rate of 6% for service revenues.

b) Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

11.
Taxation —(Continued)

b) Income tax —(Continued)

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Commencing from the year of assessment 2018/2019, the first HKD2 million of profits earned by its subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Under the Hong Kong tax laws, the Company as a foreign company is generally not subject to Hong Kong income tax on its foreign-derived income. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Chinese Mainland

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the statutory enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. All of the Group’s PRC subsidiaries are subject to the statutory income tax rate of 25% except for Shanghai Wanwuxinsheng which obtained qualification as High and New Technologies Enterprises, or HNTE in 2021 and was entitled to a preferential EIT rate of 15% from 2021 to 2023 if certain conditions are met. In December 2024, Shanghai Wanwuxinsheng renewed the qualification as HNTE and is entitled to a preferential EIT rate of 15% from 2024 to 2026.

Rate Reconciliation

The country of domicile is determined to be Chinese Mainland, as the company’s primary place of business, headquarters, and core operational activities are all situated within Chinese Mainland.

The following is reconciliation between the statutory rate and the Company’s effective tax rate. For 2023, 2024 and 2025, the statutory rate represented the Chinese Mainland statutory rate of 25%.

	Years ended December 31,
	2023	2024
Statutory Rate	25.00%	25.00%
Expenses not deductible for tax purposes	(20.63%)	(9,026.84%)
Super deduction on research and development expenses	2.85%	4,487.22%
Effect of preferential tax rate for high-tech enterprises	(19.55%)	1,105.04%
Effect of different tax rates of a subsidiary operating in other jurisdiction	(7.33%)	(2,880.81%)
Effect of expired tax loss	(0.01%)	0.00%
Change in valuation allowance	71.18%	18,154.30%
True up	(22.85%)	1,004.19%
Total	28.66%	12,868.10%

11.
Taxation—(Continued)

b) Income tax—(Continued)

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Company’s effective tax rate is as follows (in thousands, except percentages).

	Years ended December 31,2025
	RMB	Percentage
Income before tax and share of loss of equity-method investees	460,298
Income tax expense at statutory rate	115,072	25.00%
Foreign tax effects	2,995	0.65%
Tax Credits
Effect of preferential tax rate for high-tech enterprises	(35,978)	(7.82%)
Super deduction on research and development expenses	(14,232)	(3.09%)
Changes in valuation allowances	(26,132)	(5.68%)
Nontaxable or nondeductible items
Share-based compensation expenses	7,932	1.72%
Others	1,781	0.39%
True up	5,311	1.16%

Effective tax rate	56,749	12.33%

If the preferential tax rate granted to an entity of the Group were not available, the Group’s income tax benefits (expenses) would have increased by RMB29,016, decreased by RMB4,907 and decreased by RMB35,978 for the years ended December 31, 2023, 2024 and 2025, respectively. The basic and diluted net loss (earnings) per share attributable to the Company would decrease by RMB0.18, increase by RMB0.03 and RMB0.22 for the years ended December 31, 2023, 2024 and 2025, respectively.

Income tax paid by jurisdictions

In accordance with the guidance in ASU 2023-09 (which was adopted prospectively in 2025), net income tax paid in 2025 to the following jurisdiction was as follow:

Year ended December 31,2025
RMB
China	18,722

We paid net income tax and related interest of RMB0 and RMB2,488 in 2023 and 2024, respectively.

(Loss) income by tax jurisdictions

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
(Loss) income from Chinese Mainland operations	(109,968)	102,888	472,271
Income (loss) from Hong Kong operations	72	(72,313)	(3,216)
Loss from Cayman operations	(41,724)	(25,479)	(5,145)
Income (loss) from operations in other tax jurisdictions	3,214	(5,538)	(3,612)
Total (loss) income before tax and share of loss of equity method investments	(148,406)	(442)	460,298

11.
Taxation—(Continued)

b) Income tax—(Continued)

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive (loss) income are as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	1,124	1,537	63,641
Deferred tax benefits	(43,654)	(58,414)	(6,892)
Total income tax (benefits) expenses	(42,530)	(56,877)	56,749

Deferred tax assets and deferred tax liabilities:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Deferred tax assets
Tax loss carried forward	134,981	73,415	37,498
Deductible temporary differences	111,726	95,404	109,180
Allowance for credit losses	4,111	3,888	611
Write-down of inventory	11,437	2,931	2,588
Unrealized fair value losses for certain investments	—	6,375	7,214
Impairment loss of long-term investments	—	—	3,543
Total deferred tax assets	262,255	182,013	160,634
Less: valuation allowance	(262,255)	(182,013)	(160,634)
Net deferred tax assets	—	—	—
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	67,658	9,244	2,352
Total deferred tax liabilities	67,658	9,244	2,352

The movement of deferred tax valuation allowance is as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	367,884	262,255	182,013
Additions (reductions), net of foreign exchange impacts	(105,629)	(80,242)	(21,379)
Balance at end of the year	262,255	182,013	160,634

As of December 31, 2023, 2024 and 2025, the Group had net operating loss carry forwards of approximately RMB627,437, RMB418,469 and RMB270,390, respectively, which arose from the subsidiaries established in the PRC and Hong Kong. The loss carry forwards will expire until receipt of notice from local tax authorities. The Group has provided a full valuation allowance for the deferred tax assets as of December 31, 2023, 2024 and 2025, as management is not able to conclude that the future realization of those net operating loss carries forwards and other deferred tax assets are more likely than not.

11.
Taxation—(Continued)

b) Income tax—(Continued)

The deferred tax component of income tax benefits is related to the amortization and impairment of deferred tax liabilities resulting from the business and assets acquisitions.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. No deferred tax liability has been accrued for the PRC dividend withholding taxes as the undistributed earnings and reserves of the Group’s PRC entities are deemed to be reinvested.